Cover	May 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	001-37610
Entity Registrant Name	Willamette Valley Vineyards, Inc.
Entity Central Index Key	0000838875
Entity Tax Identification Number	93-0981021
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	8800 Enchanted Way SE
Entity Address, City or Town	Turner
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97392
City Area Code	(503)
Local Phone Number	588-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	WVVI
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Title of 12(b) Security	Series A Redeemable Preferred Stock
Trading Symbol	WVVIP
Security Exchange Name	NASDAQ